Intangible Assets (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Intangible Asset, Finite-Lived [Line Items]
Intangible assets, gross	$ 294,170
Less: accumulated amortization	(3,678)
Intangible assets, net	290,492	$ 0
Patents [Member]
Intangible Asset, Finite-Lived [Line Items]
Intangible assets, gross	75,000
Customer Lists [Member]
Intangible Asset, Finite-Lived [Line Items]
Intangible assets, gross	69,170
Trademarks [Member]
Intangible Asset, Finite-Lived [Line Items]
Intangible assets, gross	$ 150,000